Mortgage servicing rights - Servicing Income and Expense Included in Mortgage Banking Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Servicing income:
Servicing income	$ 22,128	$ 17,677	$ 20,591
Change in fair value of mortgage servicing rights	(47,660)	(26,299)	(2,763)
Change in fair value of derivative hedging instruments	13,286	9,310	(5,910)
Servicing income	(12,246)	688	11,918
Servicing expenses	7,890	6,832	7,675
Net servicing (loss) income	$ (20,136)	$ (6,144)	$ 4,243